Risk information - Liquidity investments - Remaining maturity (Details) - Liquidity risk	Dec. 31, 2025	Dec. 31, 2024
Within 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity investments	75.00%	78.00%
1 year – 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity investments	18.00%	18.00%
> 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity investments	7.00%	4.00%